ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 22,677	$ 1,598	$ 18,343	$ 1,267
Increases	24,368		42,635	644
Decreases (utilized)	(20,947)	(169)	(34,219)	(400)
Adjustments	(2)	(590)	(663)	(672)
Balance at end of the period	26,096	839	26,096	839
Rebates and Patient Discount Programs
Disclosure of other provisions [line items]
Balance at beginning of the period	20,497	948	16,380	1,001
Increases	23,873		41,679	252
Decreases (utilized)	(20,614)	(149)	(33,643)	(372)
Adjustments	(32)	(616)	(692)	(698)
Balance at end of the period	23,724	183	23,724	183
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	2,180	650	1,963	266
Increases	495		956	392
Decreases (utilized)	(333)	(20)	(576)	(28)
Adjustments	30	26	29	26
Balance at end of the period	$ 2,372	$ 656	$ 2,372	$ 656